UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number  811-21422

Lotsoff Capital Management Investment Trust
(Exact name of registrant as specified in charter)

20 North Clark Street
Chicago, Illinois 60602
(Address of principal executive offices) (Zip code)

Seymour N. Lotsoff
Lotsoff Capital Management
20 North Clark Street
Chicago, Illinois 60602
(Name and address of agents for service)

Registrant's telephone number, including area code: (312) 368-1442

Date of fiscal year end: September 30

Date of reporting period: December 31, 2007

Item 1.  Schedule of Investments

LCM Micro Cap Fund
Schedule of Investments
As of December 31, 2007
(Unaudited)

Shares		Value

COMMON STOCK - 99.7%

ADVERTISING - 0.1%
22,800	Traffix, Inc.	$139,536
17,500	Valuevision Media, Inc.*^	110,075
		249,611
AEROSPACE/DEFENSE - 1.1%
15,000	Aerovironment, Inc.*	363,000
42,420	The Allied Defense Group, Inc.*^	244,763
8,500	Astronics Corp.*	361,250
32,400	Herley Industries, Inc.*	445,500
322,800	Kratos Defense & Security Solutions, Inc.*	758,580
10,200	LMI Aerospace, Inc.*	270,402
		2,443,495
AGRICULTURE - 0.1%
4,500	Maui Land & Pineapple Co., Inc.*^	130,995

AIRLINES - 0.4%
13,431	MAIR Holdings, Inc.*	62,186
24,700	Mesa Air Group, Inc.*^	76,323
49,300	Pinnacle Airlines Corp.*^	751,825
		890,334
APPAREL - 2.5%
22,300	Delta Apparel, Inc.	159,445
8,900	G-III Apparel Group Ltd.*	131,453
163,400	Hartmarx Corp.*	557,194
6,600	Lacrosse Footwear, Inc.	115,764
11,520	Lakeland Industries, Inc.*	132,134
60,700	Maidenform Brands, Inc.*	821,271
31,250	Perry Ellis International, Inc.*	480,625
96,900	Rocky Brands, Inc.*	593,997
13,300	Steven Madden Ltd.*	266,000
81,000	True Religion Apparel, Inc.*^	1,729,350
171,800	Unifi, Inc.*	415,756
		5,402,989
AUTO PARTS & EQUIPMENT - 1.3%
67,600	Accuride Corp.*	531,336
10,100	Aftermarket Technology Corp.*	275,326
23,200	Miller Industries, Inc.*^	317,608
50,300	SORL Auto Parts, Inc.*^	368,196
44,675	Spartan Motors, Inc.^	341,317
16,000	Strattec Security Corp.	662,880
9,300	Superior Industries International, Inc.^	168,981
		2,665,644
BANKS - 7.9%
40,500	Banco Latinoamericano de Exportaciones, S.A. +	660,555
11,500	Bancorp, Inc.*	154,790
97,600	Center Financial Corp.	1,202,432
13,900	City Bank^	311,638
53,000	Community Bancorp*^	920,610
59,800	Dearborn Bancorp, Inc.*	455,676
57,825	EuroBancshares, Inc.*^	231,300
11,786	First Mutual Bancshares, Inc.	317,279
32,600	First Regional Bancorp*^	615,814
36,000	FNB United Corp.	437,760
24,300	Imperial Capital Bancorp, Inc.	444,690
15,500	Independent Bank Corp.^	147,250
58,900	Intervest Bancshares Corp.	1,014,258
17,000	Irwin Financial Corp.^	124,950
66,158	Macatawa Bank Corp.^	568,297
59,790	Mercantile Bank Corp.	926,745
42,600	Nara Bancorp, Inc.^	497,142
7,800	New Century Bancorp, Inc.*	64,350
42,600	North Valley Bancorp	557,634
29,651	Northrim BanCorp, Inc.	632,159
71,100	Oriental Financial Group, Inc.	953,451
30,233	Peoples Bancorp of North Carolina, Inc.	453,495
86,534	Republic First Bancorp, Inc.*	597,085
68,200	R-G Financial Corp.*	72,292
34,400	Security Bank Corp. ^	314,416
33,200	Southwest Bancorp, Inc.	608,556
26,700	Taylor Capital Group, Inc.^	544,680
134,100	Temecula Valley Bancorp, Inc.^	1,572,992
61,915	Vineyard National Bancorp ^	625,342
38,312	Virginia Commerce Bancorp, Inc.*^	449,400
69,800	Wilshire Bancorp, Inc.	547,930
		17,024,968
BIOTECHNOLOGY - 5.4%
113,500	ADVENTRX Pharmaceuticals, Inc.*^	51,075
25,850	Anesiva, Inc.*	129,250
51,200	Arena Pharmaceuticals, Inc.*^	400,896
58,700	Ariad Pharmaceuticals, Inc.*^	249,475
190,000	Arqule, Inc.*^	1,102,000
151,600	Barrier Therapeutics, Inc.*^	597,304
20,300	BioCryst Pharmaceuticals, Inc.*^	125,454
76,850	BioSphere Medical, Inc.*^	394,241
215,600	Cell Genesys, Inc.*^	495,880
96,600	Curis, Inc.*	94,668
114,000	Cytokinetics, Inc.*	539,220
465,700	Entremed, Inc.*^	558,840
111,600	Enzon Pharmaceuticals, Inc.*^	1,063,548
73,400	Exact Sciences Corp.*	236,348
102,400	GenVec, Inc.*^	150,528
46,200	Halozyme Therapeutics, Inc.*^	328,482
7,200	Idera Pharmaceuticals, Inc.*^	94,320
40,700	Keryx Biopharmaceuticals, Inc.*^	341,880
106,700	Kosan Biosciences, Inc.*^	384,120
43,000	Maxygen, Inc.*	345,290
16,600	Omrix Biopharmaceuticals, Inc.*^	576,684
68,600	Sangamo Biosciences, Inc.*^	897,974
243,400	SuperGen, Inc.*^	888,410
201,390	Vasogen, Inc.*^	515,558
82,200	Vical, Inc.*	349,350
134,100	XOMA Ltd.*^	454,599
31,100	XTL Biopharmaceuticals Ltd.*	88,635
		11,454,029
BUILDING MATERIALS - 0.7%
50,900	AAON, Inc.	1,008,838
10,800	Craftmade International, Inc.	89,100
147,200	US Concrete, Inc.*^	490,176
		1,588,114
CHEMICALS - 1.1%
33,300	Balchem Corp.	745,254
47,600	ICO, Inc.*^	611,184
24,600	Innophos Holdings, Inc.^	366,048
21,900	KMG Chemicals, Inc.^	316,674
9,200	Stepan Co.	299,276
		2,338,436
COMMERCIAL SERVICES - 2.6%
35,900	Barrett Business Services^	646,559
9,100	Dollar Financial Corp.*	279,279
12,300	Electro Rent Corp.	182,655
20,600	First Advantage Corp.*^	339,282
105,200	The Hackett Group, Inc.*	509,168
279,300	Home Solutions of America, Inc.*^	279,300
15,300	ICF International, Inc.*	386,478
56,700	Kforce, Inc.*	552,825
32,800	LECG Corp.*	493,968
13,900	Medifast, Inc.*^	67,415
54,000	Muni Funding Co. of America, LLC, 144A#	324,000
16,800	Perceptron, Inc.*	177,576
10,200	The Providence Service Corp.*^	287,028
56,400	SM&A*	328,812
49,500	Source Interlink Cos., Inc.*^	142,560
28,000	TNS, Inc.	497,000
		5,493,905
COMPUTERS - 3.8%
68,900	BluePhoenix Solutions Ltd.*^	1,248,468
23,100	Computer Task Group, Inc.*	127,743
29,800	COMSYS IT Partners, Inc.*	470,244
63,600	iGate Corp.*	538,692
74,600	InterVoice, Inc.*	596,054
46,100	INX, Inc.*^	481,745
82,500	Iomega Corp.*	286,275
43,000	Magma Design Automation, Inc.*	525,030
23,300	NCI, Inc.*	398,663
60,100	Ness Technologies, Inc.*	554,723
94,100	Netscout Systems, Inc.*	1,201,657
85,600	NetSol Technologies, Inc.*^	206,296
28,400	Radiant Systems, Inc.*	489,332
15,000	Radisys Corp.*^	201,000
5,300	Rimage Corp.*	137,535
11,100	STEC, Inc.*^	97,014
38,300	TechTeam Global, Inc.*	482,580
		8,043,051
COSMETICS/PERSONAL CARE - 0.7%
14,900	Elizabeth Arden, Inc.*^	303,215
16,300	Inter Parfums, Inc.	292,911
164,788	Parlux Fragrances, Inc.*^	675,631
22,300	Physicians Formula Holdings, Inc.*	264,924
		1,536,681
DISTRIBUTION/WHOLESALE - 0.4%
12,900	BlueLinx Holdings, Inc.^	50,697
63,100	Directed Electronics, Inc.*^	104,746
20,500	Houston Wire & Cable Co.^	289,870
56,400	Huttig Building Products, Inc.*	196,836
28,700	Infosonics Corp.*^	41,041
67,900	Navarre Corp.*^	141,232
		824,422
DIVERSIFIED FINANCIAL SERVICES - 3.7%
57,200	Asset Acceptance Capital Corp.^	595,452
50,000	Asta Funding, Inc.^	1,322,000
171,700	Consumer Portfolio Services, Inc.*^	575,195
122,500	Encore Capital Group, Inc.*	1,185,800
20,700	Firstcity Financial Corp.*	168,291
64,086	Franklin Credit Management Corp.*^	54,473
90,600	JMP Group, Inc.	768,288
25,500	Marlin Business Services Corp.*	307,530
85,100	Nicholas Financial, Inc.*	615,273
42,600	Sanders Morris Harris Group, Inc.^	436,650
3,700	Stifel Financial Corp.*^	194,509
18,100	Thomas Weisel Partners Group, Inc.*	248,513
42,300	TradeStation Group, Inc.*	601,083
45,300	United PanAm Financial Corp.*	231,936
18,400	World Acceptance Corp.*^	496,432
		7,801,425
ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
148,600	C&D Technologies, Inc.*^	982,246
7,200	Graham Corp.	377,280
13,400	Insteel Industries, Inc.^	157,182
11,900	Superior Essex, Inc.*^	285,600
		1,802,308
ELECTRONICS - 2.5%
32,600	Axsys Technologies, Inc.*	1,194,790
15,400	LeCroy Corp.*	147,994
40,400	LoJack Corp.*	679,124
18,100	Measurement Specialties, Inc.*^	400,010
14,400	Multi-Fineline Electronix, Inc.*^	249,696
9,200	OYO Geospace Corp.*	693,312
19,500	Spectrum Control, Inc.*	300,300
15,600	Stoneridge, Inc.*	125,424
104,600	Sypris Solutions, Inc.	638,060
16,725	Williams Controls, Inc.*	286,165
46,500	X-Rite, Inc.^	540,330
		5,255,205
ENERGY - ALTERNATIVE SOURCES - 0.7%
12,000	Canadian Solar, Inc.*^	337,800
36,000	MGP Ingredients, Inc.^	339,120
54,100	Nova Biosource Fuels, Inc.*^	156,890
17,500	Ocean Power Technologies, Inc.*^	284,025
79,200	Plug Power, Inc.*^	312,840
		1,430,675
ENGINEERING & CONSTRUCTION - 0.3%
53,300	ENGlobal Corp.*^	605,488

ENTERTAINMENT - 0.5%
27,200	Bluegreen Corp.*^	195,568
15,100	Carmike Cinemas, Inc.^	109,626
68,650	Dover Downs Gaming & Entertainment, Inc.^	772,313
		1,077,507
ENVIRONMENTAL CONTROL - 0.7%
45,200	Ceco Environmental Corp.*	496,296
32,200	TRC Cos., Inc.*	257,600
75,300	Waste Services, Inc.*^	645,321
		1,399,217
FOOD - 1.0%
29,600	B&G Foods, Inc.	302,216
41,700	Chiquita Brands International, Inc.*^	766,863
15,800	Imperial Sugar Co.^	296,566
18,800	John B. Sanfilippo & Son, Inc.*^	158,296
70,900	Overhill Farms, Inc.*^	201,356
12,300	Spartan Stores, Inc.	281,055
23,239	Tasty Baking Co.	193,348
		2,199,700
FOREST PRODUCTS & PAPER - 0.2%
18,900	Schweitzer-Mauduit International, Inc.	489,699

GAS - 0.1%
6,900	Chesapeake Utilities Corp.	219,765

HEALTHCARE - PRODUCTS - 4.3%
17,700	Angeion Corp.*	167,265
19,500	Caliper Life Sciences, Inc.*	107,835
210,000	Cambridge Heart, Inc.*^	212,100
45,400	Candela Corp.*	253,332
32,000	Cantel Medical Corp.*	466,560
23,923	Cardiac Science Corp.*	193,537
16,500	Cutera, Inc.*	259,050
21,300	Cynosure, Inc.*^	563,598
26,300	Exactech, Inc.*	545,725
60,900	Home Diagnostics, Inc.*	497,553
50,600	Luminex Corp.*^	821,744
19,550	Medical Action Industries, Inc.*^	407,618
31,500	Micrus Endovascular Corp.*^	619,920
60,100	Natus Medical, Inc.*	1,162,935
39,200	Northstar Neuroscience, Inc.*^	364,560
113,700	Orthovita, Inc.*	396,813
16,000	Somanetics Corp.*	378,400
24,500	Spectranetics Corp.*	375,585
95,700	Thermage, Inc.*	553,146
21,800	Trinity Biotech, PLC*^	148,676
3,601	Vital Signs, Inc.^	184,083
16,800	Zoll Medical Corp.*	448,896
		9,128,931
HEALTHCARE - SERVICES - 2.1%
4,400	Air Methods Corp.*	218,548
251,275	Allied Healthcare International, Inc.*	610,598
12,700	American Dental Partners, Inc.*	127,381
6,400	Bio-Reference Labs, Inc.*	209,152
23,000	Gentiva Health Services, Inc.*	437,920
155,280	Hythiam, Inc.*^	454,970
32,100	LHC Group, Inc.*^	801,859
27,400	Matria Healthcare, Inc.*^	651,298
57,200	NovaMed, Inc.*^	243,100
12,900	RehabCare Group, Inc.*	291,024
18,000	Res-Care, Inc.*	452,880
		4,498,730
HOME BUILDERS - 0.2%
69,500	Cavalier Homes, Inc.*	135,525
21,100	M/I Homes, Inc.^	221,550
23,000	Orleans Homebuilders, Inc.^	82,110
		439,185
HOME FURNISHINGS - 0.5%
9,800	DTS, Inc.*	250,586
11,000	Hooker Furniture Corp.^	221,100
25,600	La-Z-Boy, Inc.^	203,008
17,300	Stanley Furniture Co., Inc.^	207,600
6,100	Universal Electronics, Inc.*	203,984
		1,086,278
HOUSEHOLD PRODUCTS/WARES - 0.2%
5,200	CSS Industries, Inc.	190,840
7,500	WD-40 Co.^	284,775
		475,615
HOUSEWARES - 0.2%
24,900	Lifetime Brands, Inc.^	323,202

INSURANCE - 5.0%
92,400	AmCOMP, Inc.*	863,940
62,600	American Equity Investment Life Holding Co.	518,954
27,700	American Safety Insurance Holdings Ltd.*	544,305
60,900	Amerisafe, Inc.*	944,559
67,000	Castlepoint Holdings Ltd.	804,000
76,600	CRM Holdings Ltd.*	599,778
17,833	Donegal Group, Inc., Class A	306,193
17,068	Eastern Insurance Holdings, Inc.	280,939
35,500	EMC Insurance Group, Inc.^	840,285
9,100	First Mercury Financial Corp.*	222,040
27,000	Hallmark Financial Services*	428,220
8,009	Investors Title Co.^	301,138
72,000	Maiden Holdings Ltd. 144A #	590,400
55,705	National Atlantic Holdings Corp.*	246,773
6,500	NYMAGIC, Inc.^	150,345
67,200	PMA Capital Corp.*	552,384
12,100	Primus Guaranty Ltd.*^	84,821
30,900	Procentury Corp.	474,315
53,400	SeaBright Insurance Holdings, Inc.*^	805,272
169,900	Specialty Underwriters' Alliance, Inc.*	908,965
22,300	Triad Guaranty, Inc.*^	218,540
		10,686,166
INTERNET - 5.7%
25,500	Aladdin Knowledge Systems Ltd.*	666,315
25,600	Arbinet-thexchange, Inc.*	154,880
184,300	Art Technology Group, Inc.*	796,176
70,600	AsiaInfo Holdings, Inc.*	776,600
45,600	Audible, Inc.*^	406,752
22,800	Chordiant Software, Inc.*	194,940
26,000	Cybersource Corp.*	462,020
48,600	Globalscape, Inc.*	268,272
16,600	Harris Interactive, Inc.*	70,716
130,300	Health Grades, Inc.*	775,285
85,900	HealthStream, Inc.*^	300,650
152,900	I-many, Inc.*^	473,990
44,600	Perficient, Inc.*^	702,004
23,300	RADWARE Ltd.*	358,820
46,200	S1 Corp.*	337,260
113,600	Saba Software, Inc.*^	583,904
117,600	Secure Computing Corp.*^	1,128,960
61,600	Stamps.com, Inc.*^	750,288
125,500	TeleCommunications Systems, Inc.*^	453,055
77,600	TheStreet.com, Inc.^	1,235,392
107,140	Think Partnership, Inc.*	162,853
87,000	Website Pros, Inc.*	1,010,070
		12,069,202
INVESTMENT MANAGEMENT COMPANIES - 0.3%
22,000	Medallion Financial Corp.	220,440
31,768	Patriot Capital Funding, Inc.^	320,539
14,699	TICC Capital Corp.	135,672
		676,651
IRON/STEEL - 0.5%
15,100	Material Sciences Corp.*	112,193
21,500	Shiloh Industries, Inc.	211,775
18,800	Universal Stainless & Alloy, Inc.*	668,716
		992,684
LEISURE TIME - 0.4%
9,000	Ambassadors Group, Inc.^	164,790
23,300	Cybex International, Inc.*	106,248
25,400	GameTech International, Inc.*^	182,245
20,600	Multimedia Games, Inc.*^	171,804
28,300	Nautilus, Inc.^	137,255
		762,342
LODGING - 0.3%
42,900	Century Casinos, Inc.*^	276,276
95,700	Interstate Hotels & Resorts, Inc.*	378,972
		655,248
MACHINERY - DIVERSIFIED - 2.3%
28,800	Alamo Group, Inc.	521,856
5,400	Cascade Corp.	250,884
28,800	Columbus McKinnon Corp.*	939,456
26,400	Gehl Co.*^	423,456
25,100	Hurco Cos., Inc.*	1,095,615
4,200	Key Technology, Inc.*	144,900
24,612	Tecumseh Products Co.*	485,595
13,400	Twin Disc, Inc.	948,318
		4,810,080
MEDIA - 0.3%
67,700	New Frontier Media, Inc.	372,350
20,900	Playboy Enterprises Inc., Class B*^	190,608
74,200	Regent Communications, Inc.*	114,268
		677,226
METAL FABRICATE/HARDWARE - 1.5%
20,200	AM Castle & Co.^	549,238
21,000	Dynamic Materials Corp.^	1,236,900
33,667	Hawk Corp.*	606,679
17,300	Northwest Pipe Co.*	677,122
6,550	Sun Hydraulics Corp.	165,257
		3,235,196
MINING - 0.5%
36,400	Allied Nevada Gold Corp.*	226,772
29,400	Charles & Colvard Ltd.^	64,680
46,100	General Moly, Inc.*^	537,987
21,000	Uranium Resources, Inc.*^	262,080
		1,091,519
MISCELLANEOUS MANUFACTURING - 1.4%
2,700	Ameron International Corp.	248,805
19,300	AZZ, Inc.*^	547,155
900	Blount International , Inc.*	11,079
14,300	Deswell Industries, Inc.	86,515
33,200	GP Strategies Corp.*	353,580
16,800	Koppers Holdings, Inc.	726,432
56,900	Lydall, Inc.*	598,588
10,700	Park-Ohio Holdings Corp.*	268,570
20,200	Smith & Wesson Holding Corp.*^	123,220
		2,963,944
OIL & GAS - 2.1%
71,600	Abraxas Petroleum Corp.*	276,376
74,800	American Oil & Gas, Inc.*^	433,840
103,200	BMB Munai, Inc.*^	645,000
32,350	BPZ Resources, Inc.*^	361,673
53,000	Cano Petroleum, Inc.*^	365,170
13,500	EV Energy Partner LP^	438,750
20,000	GMX Resources, Inc.*^	645,600
20,500	Gulfport Energy Corp.*	374,330
23,300	Panhandle Oil and Gas, Inc.	597,179
30,900	TXCO Resources, Inc.*^	372,654
		4,510,572
OIL & GAS SERVICES - 2.8%
15,300	Flotek Industries, Inc.*^	551,412
12,800	Gulf Island Fabrication, Inc.^	405,888
28,900	Matrix Service Co.*	630,598
43,720	Mitcham Industries, Inc.*	898,883
50,800	Natural Gas Services Group, Inc.*	996,188
64,000	Omni Energy Services Corp.*^	312,320
29,500	T-3 Energy Services, Inc.*	1,386,796
70,996	TGC Industries, Inc.*	685,111
		5,867,196
PHARMACEUTICALS - 8.0%
47,700	Advanced Life Sciences Holdings, Inc.*^	81,090
137,600	Akorn, Inc.*^	1,009,984
75,800	Allos Therapeutics, Inc.*^	476,782
51,550	Animal Health International, Inc.*	634,065
45,000	Array Biopharma, Inc.*^	378,900
48,000	Avalon Pharmaceuticals, Inc.*	152,160
13,460	Biopure Corp.*^	8,614
68,800	Cardiome Pharma Corp.*^	613,696
122,350	Collagenex Pharmaceuticals, Inc.*^	1,168,442
115,100	Dyax Corp.*	421,266
1,878	Genta, Inc.*^	958
12,300	I-Flow Corp.*^	194,094
131,000	Indevus Pharmaceuticals, Inc.*^	910,450
107,400	Javelin Pharmaceuticals, Inc.*^	401,676
66,500	La Jolla Pharmaceutical Co.*^	260,680
35,200	Lannett Co., Inc.*^	107,712
19,700	Matrixx Initiatives, Inc.*^	274,027
26,400	Nastech Pharmaceutical Co., Inc.*^	100,320
35,800	Neogen Corp.*	950,490
78,900	Neurogen Corp.*	272,205
194,600	Nexmed, Inc.*^	278,278
72,300	NPS Pharmaceuticals, Inc.*	276,909
24,100	Omega Protein Corp.*	223,889
55,400	Osiris Therapeutics, Inc.*^	665,908
60,400	Pain Therapeutics, Inc.*^	640,240
104,700	Penwest Pharmaceuticals Co.*^	612,495
102,200	PetMed Express, Inc.*	1,236,619
25,000	Poniard Pharmaceuticals, Inc.*	110,250
42,300	Progenics Pharmaceuticals, Inc.*^	764,361
39,800	Salix Pharmaceuticals Ltd.*^	313,624
29,600	Sirtris Pharmaceuticals, Inc.*^	405,224
87,100	Synta Pharmaceuticals Corp.*^	583,570
71,800	Taro Pharmaceutical Industries Ltd.*	554,655
434,600	Titan Pharmaceuticals, Inc.*^	730,128
15,500	Vanda Pharmaceuticals, Inc.*^	106,640
453,500	Vion Pharmaceuticals, Inc.*^	249,879
143,700	Vivus, Inc.*	744,366
		16,914,646
REAL ESTATE INVESTMENT TRUST - 0.3%
36,800	CapLease, Inc.^	309,856
43,000	FSI Realty Trust - 144A #*	86,000
26,200	JER Investors Trust, Inc.^	282,174
47,400	Luminent Mortgage Capital, Inc.^	36,972
		715,002
REAL ESTATE MANAGEMENT - 0.5%
44,600	Housevalues, Inc.*^	138,260
65,300	Meruelo Maddux Properties, Inc.*	261,200
60,400	Thomas Properties Group, Inc.	651,112
		1,050,572
RETAIL - 2.3%
48,900	America's Car-Mart, Inc.*^	613,695
52,900	Build-A-Bear Workshop, Inc.*^	737,955
53,800	Carrols Restaurant Group, Inc.*^	515,404
33,300	Ezcorp, Inc., Class A*	375,957
22,400	First Cash Financial Services, Inc.*	328,832
19,700	Gottschalks, Inc.*	66,192
39,500	HOT Topic, Inc.*	229,890
7,700	Jo-Ann Stores, Inc.*	100,716
5,100	Movado Group, Inc.	128,979
19,700	PC Mall, Inc.*^	183,407
16,900	Rex Stores Corp.*	266,513
85,600	Ruth's Chris Steak House, Inc.*^	765,264
88,300	Trans World Entertainment Corp.*	432,670
64,200	The Wet Seal, Inc.*	149,586
		4,895,060
SAVINGS & LOANS - 1.4%
34,300	BankUnited Financial Corp.^	236,670
304,132	BFC Financial Corp.*	459,239
17,100	Cooperative Bankshares, Inc.^	201,780
37,500	First Place Financial Corp.	524,625
93,600	Frankin Bank Corp.*^	403,416
25,100	NASB Financial, Inc.^	662,138
16,300	PFF Bancorp, Inc.^	196,252
16,600	United Western Bancorp, Inc.	332,000
		3,016,120
SEMICONDUCTORS - 5.4%
84,600	Advanced Analogic Technologies, Inc.*	954,288
44,900	Aetrium, Inc.*	269,400
61,100	Bookham, Inc.*^	145,418
16,100	Catalyst Semiconductor, Inc.*	74,865
91,500	Ceva, Inc.*^	1,113,555
58,200	GSI Group, Inc.*	537,768
87,600	Hifn, Inc.*	501,072
76,300	Integrated Silicon Solution, Inc.*	505,106
40,200	IXYS Corp.*	322,404
73,134	Mattson Technology, Inc.*^	626,027
132,700	Microtune, Inc.*	866,531
23,300	Monolithic Power Systems, Inc.*	500,251
37,800	Nanometrics, Inc.*	372,708
18,500	Netlogic Microsystems, Inc.*^	595,700
41,600	O2Micro International Ltd.*	480,064
61,700	Pericom Semiconductor Corp.*	1,153,790
19,915	Ramtron International Corp.*	85,635
31,000	Rudolph Technologies, Inc.*^	350,920
40,500	Silicon Motion Technology Corp.*	720,090
47,900	Ultra Clean Holdings, Inc.*^	584,380
23,400	Ultratech, Inc.*	265,356
50,900	Virage Logic Corp.*	425,015
		11,450,343
SHIPBUILDING - 0.1%
10,300	Todd Shipyards Corp.	195,803

SOFTWARE - 4.5%
146,900	Actuate Corp.*	1,141,413
52,900	American Software, Inc.	449,650
82,650	Bottomline Technologies, Inc.*	1,157,100
36,600	Digi International, Inc.*^	519,354
48,100	Double-Take Software, Inc.*	1,044,732
108,700	Emageon, Inc.*^	434,800
12,900	EPIQ Systems, Inc.*^	224,589
19,000	FalconStor Software, Inc.*^	213,940
26,800	Guidance Software, Inc.*	373,592
29,100	Interactive Intelligence, Inc.*	766,785
21,600	JDA Software Group, Inc.*	441,936
56,000	Logility, Inc.*	711,760
13,600	Moldflow Corp.*	219,096
75,400	Pervasive Software, Inc.*	303,862
5,400	Schawk, Inc.	83,808
23,300	Taleo Corp.*^	693,874
39,300	Visual Sciences, Inc.*	726,264
		9,506,555
TELECOMMUNICATIONS - 3.8%
20,100	Anaren, Inc.*	331,449
36,400	Applied Signal Technology, Inc.	494,312
18,400	Atlantic Tele-Network, Inc.	621,552
36,000	CPI International, Inc.*	615,600
27,700	EMS Technologies, Inc.*	837,648
6,700	GeoEye, Inc.*	225,455
53,000	Gilat Satellite Networks Ltd.*	545,370
30,700	Globecomm Systems, Inc.*	359,190
51,900	Harmonic, Inc.*	543,912
88,100	Linktone Ltd.*^	272,229
74,700	Network Equipment Technologies, Inc.*^	628,974
23,400	Oplink Communications, Inc.*	359,190
2,300	Performance Technologies, Inc.*	12,650
59,100	Radyne Corp.*	543,720
21,600	Shenandoah Telecom Co.^	517,968
71,727	Symmetricom, Inc.*^	337,834
40,800	Tollgrade Communications, Inc.*	327,216
9,900	UCN, Inc.*	44,550
83,500	Veraz Networks, Inc.*^	402,470
		8,021,289
TEXTILES - 0.0%
10,200	Dixie Group, Inc.*	84,252

TOYS/GAMES/HOBBIES - 0.2%
13,700	Jakks Pacific, Inc.*^	323,457

TRANSPORTATION - 3.7%
73,500	ABX Holdings, Inc.*	307,230
143,900	Aries Maritime Transport Ltd.^	935,350
32,600	B&H Ocean Carriers Ltd.*	495,520
7,500	Dynamex, Inc.*	202,950
94,000	Euroseas Ltd.	1,165,600
19,600	Frozen Food Express Industries, Inc.	115,640
50,800	International Shipholding Corp.*	1,107,440
11,800	Marten Transport Ltd.*	164,610
35,190	OceanFreight, Inc.^	676,704
62,326	Paragon Shipping, Inc.^	1,134,956
14,000	PHI, Inc.*	434,280
59,400	StealthGas, Inc.	806,652
22,800	Vitran Corp., Inc.*	324,444
		7,871,376
TRUCKING & LEASING - 0.2%
15,350	The Greenbrier Co., Inc.^	341,691

WATER - 0.1%
10,500	Consolidated Water Co. Ltd.^	264,495

TOTAL COMMON STOCK
(Cost $243,143,015)		211,968,291

EXCHANGE-TRADED FUND - 0.3%
7,000	iShares Russell 2000 Index Fund	531,440
TOTAL EXCHANGE-TRADED FUND
(Cost $544,184)		531,440

INVESTMENTS PURCHASED WITH CASH PROCEEDS
FROM SECURITIES LENDING - 34.1%
	Credit Suisse On Shore Enhanced Liquidity Fund+	72,521,667
	(Cost $72,521,667)

Total Investments - 134.1%
(Cost $316,208,866)		285,021,398
Liabilities less Other Assets - (34.1)%		(72,515,103)
Net Assets - 100.0%		$212,506,295

* Non-income producing security.
† Foreign security denominated in U.S. dollars.
# Security valued at fair value as determined in good faith by Lotsoff Capital Management, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees.
^ All or portion of shares are on loan.
+ At December 31, 2007, the interest rate was 4.716%.
Percentages are stated as a percent of net assets.
See accompanying notes to Schedule of Investments.

LCM Active Income Fund Schedule of Investments As of December 31, 2007 (Unaudited)

Shares or Principal Amount			Value

	ASSET-BACKED SECURITIES	7.61%
$942,199	321 Henderson Receivables, LLC 144A
	Variable Rate, 9/15/41		$943,424
389,408	Arran Residential Mortgages Funding, PLC 144A
	Variable Rate, 9/20/36		388,462
69,712,855	Bear Stearns Commercial Mortgage Securities, Inc.
	Variable Rate, 10/12/41		951,859
1,952,559	Citigroup Mortgage Loan Trust, Inc.
	Variable Rate, 1/25/37		1,878,793
1,241,210	Citigroup Mortgage Loan Trust, Inc.
	Variable Rate, 1/25/37		1,216,294
122,988	Countrywide Asset-Backed Certificates
	Variable Rate, 4/25/34		112,101
271,416	Countrywide Asset-Backed Certificates
	Variable Rate, 6/25/35		267,029
1,800,000	GE Dealer Floorplan Master Note Trust
	Variable Rate, 4/20/10		1,799,748
1,000,000	GE Dealer Floorplan Master Note Trust
	Variable Rate, 7/20/11		990,172
21,964,452	GS Mortgage Securities Corp.
	Variable Rate, 11/10/39		847,762
613,004	GSAA Home Equity Trust
	Variable Rate, 8/25/35		612,608
11,975	Harley-Davidson Motorcycle Trust
	4.30%, 5/15/10		11,975
1,199,667	IMPAC CMB Trust
	Variable Rate, 11/25/34		1,141,661
1,421,538	J.P. Morgan Alternative Loan Trust
	Variable Rate, 2/25/37		1,394,556
44,192	Lehman XS Trust
	Variable Rate, 5/25/36		44,186
244,534	Merrill Lynch Mortgage Investors, Inc.
	Variable Rate, 8/25/35		238,797
479,239	Morgan Stanley Home Equity Loans
	Variable Rate, 12/25/35		476,368
2,100,000	National Collegiate Student Loan Trust
	6.35%, 2/27/12		572,649
1,382,914	Nationstar Home Equity Loan Trust
	Variable Rate, 3/25/37		1,356,957
88,180	Nissan Auto Receivables Owner Trust
	2.76%, 7/15/09		87,892
406,564	Park Place Securities, Inc.
	Variable Rate, 2/25/35		393,788
34,592	Residential Asset Securities Corp.
	Variable Rate, 5/25/35		34,518
73,578	Residential Funding Mortgage Securities, Inc.
	2.68%, 1/25/19		72,906
829,801	SLM Student Loan Trust
	Variable Rate, 1/26/15		829,690
198,731	WFS Financial Owner Trust
	3.21%, 5/17/12		196,242

	TOTAL ASSET-BACKED SECURITIES
	(Cost $17,157,562)		16,860,437

	CORPORATE BONDS	1.85%
400,000	Expedia, Inc. 7.46%, 8/15/18		409,429
1,350,000	News America, Inc. 6.63%, 1/9/08		1,350,243
3,040,000	Toys R US, Inc. 7.88%, 4/15/13		2,348,400

	TOTAL CORPORATE BONDS
	(Cost $4,224,471)		4,108,072

	CONVERTIBLE CORPORATE BONDS	23.21%
2,400,000	Amgen, Inc. 0.13%, 2/1/11		2,187,000
2,400,000	Boston Properties LP 2.88%, 2/15/37		2,229,000
10,000,000	Countrywide Financial Corp. 144A Variable Rate, 4/15/37		7,798,000
6,700,000	Cypress Semiconductor Corp. 1.00%, 9/15/09		10,770,250
500,000	Dendreon Corp. 144A 4.75%, 6/15/14		414,375
4,500,000	EMC Corp. 1.75%, 12/1/11		6,080,625
3,900,000	Enzon Pharmaceuticals, Inc. 4.00%, 6/1/13		4,572,750
500,000	Extra Space Storage, Inc. 144A 3.63%, 4/1/27		420,625
400,000	Medarex, Inc. 2.25%, 5/15/11		432,000
650,000	ON Semiconductor Corp. 2.63%, 12/15/26		705,250
1,500,000	Peabody Energy Corp. 4.75%, 12/15/41		1,901,250
6,000,000	SanDisk Corp. 1.00%, 5/15/13		4,822,500
3,400,000	Sciele Pharma, Inc. 2.63%, 5/15/27		3,315,000
1,000,000	Symantec Corp. 144A 0.75%, 6/15/11		1,042,500
1,000,000	USEC, Inc. 3.00%, 10/1/14		977,500
1,000,000	Vornado Realty Trust 3.63%, 11/15/26		918,750
3,000,000	YRC Worldwide, Inc. 5.00%, 8/8/23		2,868,750

	TOTAL CONVERTIBLE CORPORATE BONDS
	(Cost $53,919,405)		51,456,125

	U.S. GOVERNMENT AGENCIES	23.11%
	Federal Home Loan Bank	0.74%
150,000	4.13%, 4/18/08		149,800
1,500,000	2.75%, 3/14/08#		1,494,552
			1,644,352
	Federal Home Loan Mortgage Corp.	8.32%
536,315	Pool #1B1364, Variable Rate, 11/1/33		541,180
501,088	Pool #1B1664, Variable Rate, 4/1/34		505,875
568,625	Pool #780833, Variable Rate, 9/1/33		572,491
440,042	Pool #781082, Variable Rate, 12/1/33		441,561
1,335,069	Pool #781175, Variable Rate, 1/1/34		1,353,797
1,051,884	Pool #781292, Variable Rate, 3/1/34		1,061,218
415,257	Pool #781492, Variable Rate, 4/1/34		420,235
670,328	Pool #781640, Variable Rate, 6/1/34		682,780
2,521,449	Pool #781751, Variable Rate, 7/1/34		2,583,214
654,298	Pool #782908, Variable Rate, 12/1/34		659,094
640,803	Pool #847248, Variable Rate, 3/1/34		652,787
2,609,905	Pool #847290, Variable Rate, 6/1/34		2,672,147
3,361,861	Pool #847309, Variable Rate, 6/1/34		3,441,746
584,410	Pool #847593, Variable Rate, 4/1/35		592,916
2,242,595	Pool #847706, Variable Rate, 1/1/35		2,274,355
			18,455,396
	Federal National Mortgage Association	14.00%
10,843	Pool #345856, Variable Rate, 8/1/36		11,014
56,452	Pool #545318, Variable Rate, 11/1/38		57,308
124,033	Pool #545980, Variable Rate, 6/1/32		126,149
107,301	Pool #555369, Variable Rate, 8/1/36		109,312
875,552	Pool #555712, Variable Rate, 8/1/33		891,389
75,118	Pool #606864, Variable Rate, 10/1/31		76,047
980,355	Pool #688952, Variable Rate, 4/1/33		985,390
485,892	Pool #735248, Variable Rate, 2/1/35		493,376
584,375	Pool #735476, Variable Rate, 5/1/38		599,354
283,151	Pool #735625, Variable Rate, 1/1/34		286,452
266,882	Pool #735695, Variable Rate, 7/1/34		270,237
2,486,772	Pool #735809, Variable Rate, 8/1/35		2,489,978
932,001	Pool #735967, Variable Rate, 3/1/38		953,376
761,262	Pool #745383, Variable Rate, 12/1/35		767,673
535,309	Pool #745686, Variable Rate, 12/1/35		540,697
1,289,094	Pool #773202, Variable Rate, 11/1/34		1,294,682
625,170	Pool #779722, Variable Rate, 7/1/34		634,418
1,840,858	Pool #784039, Variable Rate, 7/1/34		1,848,987
1,480,039	Pool #799598, Variable Rate, 10/1/34		1,495,272
10,700,000	TBA 6.50%, 1/14/38^		10,999,269
6,000,000	TBA 6.00%, 1/14/38^		6,092,814
			31,023,194
	U.S. Treasury Note	0.05%
100,000	4.80%, 1/31/08#		99,606

	TOTAL U.S. GOVERNMENT AGENCIES
	(Cost $50,686,074)		51,222,548

	COMMON STOCK	1.17%

	BIOTECHNOLOGY	0.12%
3,650	Genzyme Corp.*		271,706
	DIVERSIFIED FINANCIAL SERVICES	0.16%
2,800	Affiliated Managers Group, Inc.*		328,888
300	Merrill Lynch & Co., Inc.		16,104
			344,992
	HEALTHCARE – EQUIPMENT & SUPPLIES	0.45%
14,580	Hologic, Inc.*		1,000,771
	HEALTHCARE – PROVIDERS & SERVICES	0.02%
900	AMERIGROUP Corp.*		32,805
	HOUSEHOLD DURABLES	0.14%
4,350	Harman International Industries, Inc.		320,639
	LIFE SCIENCES TOOLS & SERVICES	0.06%
18,330	Nektar Therapeutics*		122,994
	MULTILINE RETAIL	0.16%
3,460	Sears Holdings Corp.*		353,093
	REAL ESTATE INVESTMENT TRUST	0.06%
8,000	Host Hotels & Resorts, Inc.		136,320

	TOTAL COMMON STOCK
	(Cost $2,758,875)		2,583,320

	CONVERTIBLE PREFERRED STOCK	4.86%
40,000	Agromec Capus*		1,765,000
12,000	Bunge, Ltd.		1,693,500
33,250	Freeport-McMoran Copper & Gold, Inc.		5,018,090
80,000	General Motors Corp.		1,565,600
3,000	Schering-Plough Corp.		728,430

	TOTAL CONVERTIBLE PREFERRED STOCK
	(Cost $10,654,786)		10,770,620

	COMMERCIAL PAPER	36.02%
10,000,000	AIG Capital Corp. 5.02%, 1/7/08		9,991,633
10,000,000	American Express Co. 4.28%, 1/22/08		9,975,033
10,000,000	Chevron Canada Funding Co. 4.25%, 1/22/08		9,975,208
10,000,000	CITI Bankshares 4.84%, 1/11/08		9,999,999
10,000,000	HSBC Finance Corp. 4.45%, 1/22/08		9,974,042
10,000,000	Intesa Sanpaolo S.P.A. 4.80%, 1/22/08		9,972,000
10,000,000	Societe Generale 4.39%, 1/22/08		9,974,392
10,000,000	Toyota Financial Services Securities USA Corp. 4.43%, 1/7/08		9,992,617

	TOTAL COMMERCIAL PAPER
	(Cost $79,854,924)		79,854,924

	DEMAND DEPOSIT	9.57%
21,227,614	UMB Money Market Fiduciary 2.73%		21,227,614

	TOTAL DEMAND DEPOSIT
	(Cost $21,227,614)		21,227,614
Number of Contracts
	PUT OPTIONS	0.00%
1,182	Countrywide Financial Corp., Exercise Price: $5,
	Expiration Date: January, 2008		5,910

	TOTAL PUT OPTIONS
	(Cost $111,356)		5,910

	FOREIGN CURRENCY OPTIONS	0.57%
15	Call EUR \ Put JPY, Strike Price: $160.25
	Expiration Date: February 2008		538,738
25	Call USD \ Put CHF, Strike Price: $1.105
	Expiration Date: February 2008		718,000

	TOTAL FOREIGN CURRENCY OPTIONS
	(Cost $1,088,548)		1,256,738

	TOTAL INVESTMENTS	107.97%
	(Cost $241,683,615)		239,346,308

	LIABILITIES LESS OTHER ASSETS	(7.97)%	(17,669,062)

	NET ASSETS	100.00%	$221,677,246

* Non-Income producing security. ^ When-issued security. # Collateral held in escrow to cover short shares. See accompanying notes to Schedule of Investments.

	SECURITIES SOLD SHORT	(15.10%)

Shares	COMMON STOCK	(14.20%)

	AUTOMOBILES	(0.26%)
(23,576)	General Motors Corp.		$(586,807)

	BIOTECHNOLOGY	(1.50%)
(9,360)	Amgen, Inc. *		(434,678)
(285,102)	Enzon Pharmaceuticals, Inc. *		(2,717,022)
(1,000)	Genzyme Corp. *		(74,440)
(9,200)	Medarex, Inc. *		(95,864)
			(3,322,004)
	COMPUTERS & PERIPHERALS	(2.27%)
(219,040)	EMC Corp. *		(4,058,811)
(29,376)	SanDisk Corp. *		(974,402)
			(5,033,213)
	DIVERSIFIED FINANCIAL SERVICES	(0.01%)
(300)	Merrill Lynch & Co., Inc.		(16,104)

	ELECTRICAL EQUIPMENT	(4.00%)
(67,948)	Sunpower Corp. *		(8,859,740)

	FOOD PRODUCTS	(0.80%)
(15,260)	Bunge, Ltd.		(1,776,417)

	HEALTH CARE EQUIPMENT & SUPPLIES	(0.45%)
(14,580)	Hologic, Inc. *		(1,000,771)

	MACHINERY	(0.18%)
(6,000)	AGCO Corp. *		(407,880)

	METALS & MINING	(1.67%)
(36,108)	Freeport-McMoRan Copper & Gold, Inc.		(3,698,904)

	OIL, GAS & CONSUMABLE FUELS	(0.88%)
(24,213)	Peabody Energy Corp.		(1,492,489)
(50,634)	USEC, Inc. *		(455,706)
			(1,948,195)
	PHARMACEUTICALS	(0.88%)
(13,420)	Schering-Plough Corp.		(357,509)
(78,080)	Sciele Pharma, Inc. *		(1,596,736)
			(1,954,245)
	REAL ESTATE INVESTMENT TRUSTS	(0.65%)
(11,920)	Boston Properties, Inc.		(1,094,375)
(10,695)	Extra Space Storage, Inc.		(152,832)
(2,316)	Vornado Realty Trust		(203,692)
			(1,450,899)
	ROAD & RAIL	(0.15%)
(19,100)	YRC Worldwide, Inc. *		(326,419)

	SEMICONDUCTORS	(0.18%)
(44,115)	ON Semiconductor Corp. *		(391,741)

	SOFTWARE	(0.30%)
(41,000)	Symantec Corp. *		(661,740)

	THRIFTS & MORTGAGE FINANCE	(0.02%)
(6,000)	Countrywide Financial Corp.		(53,640)

	TOTAL COMMON STOCK
	(Proceeds $32,858,639)		(31,488,719)
Principal
Amount
	CONVERTIBLE CORPORATE BONDS	(0.50%)
(500,000)	Genzyme Corp. 1.25%, 12/1/23		(576,250)
(650,000)	Nektar Therapeutics 3.25%, 9/28/12		(536,250)

	TOTAL CONVERTIBLE CORPORATE BONDS
	(Proceeds $1,153,047)		(1,112,500)

Number of
Contracts
	FOREIGN CURRENCY OPTIONS	(0.40%)
(15)	Call EUR \ Put JPY, Strike Price: $162.25		(378,057)
	Expiration Date: February 2008
(25)	Call USD \ Put CHF, Strike Price: $1.5125		(499,750)
	Expiration Date: February 2008

	TOTAL FOREIGN CURRENCY OPTIONS
	(Cost $774,850)		(877,807)

	TOTAL SECURITIES SOLD SHORT		$(33,479,026)
	(Proceeds $34,786,536)

* Non-income producing security.
Percentages are stated as a percent of net assets.

See accompanying notes to Schedule of Investments

SWAP CONTRACTS
Interest Rate Swaps
							Unrealized
			Pay/Receive		Expiration	Premium	Appreciation/
Counterparty	Floating Rate Index	Notional Amount	Fixed Rate	Fixed Rate	Date	Paid	(Depreciation)

Citibank, N.A.	3 month LIBOR	1,500,000	Pay	4.85%	12/1/2010	-	($38,958)
Bear Stearns	3 month LIBOR	5,000,000	Pay	5.14	9/26/2016	-	(270,563)
Merrill Lynch	3 month LIBOR	8,000,000	Pay	5.58	6/8/2017	-	(587,519)
Total Interest Rate Swaps						-	(897,040)

Credit Default Swaps
							Unrealized
			Pay/Receive		Expiration	Premium	Appreciation/
Counterparty	Reference Entity	Notional Amount	Fixed Rate	Fixed Rate	Date	Paid	(Depreciation)

Goldman Sachs	Advanced Micro Devices, Inc.
	7.75%, 11/1/12	500,000	Receive	6.40%	9/20/2012	–	($34,461)
Goldman Sachs	Boston Properties Limited Partnership
	6.25%, 1/15/13	2,000,000	Pay	0.77	9/20/2012	–	79,841
Merrill Lynch	Brunswick Corp
	7.13%, 8/1/27	700,000	Pay	0.71	6/20/2012	–	13,283
Merrill Lynch	Centex Corp.
	5.25%, 6/15/15	500,000	Pay	1.14	6/20/2012	–	53,913
Goldman Sachs	Chesapeake Energy Corp.
	6.88%, 1/15/16	400,000	Receive	1.19	6/20/2012	–	(9,671)
Goldman Sachs	Computer Sciences Corp
	7.38%, 6/15/11	700,000	Pay	0.63	6/20/2012	–	(7,634)
Goldman Sachs	Continental Airlines, Inc.
	5.00%, 6/15/23	500,000	Receive	4.93	6/20/2012	–	(34,931)
Goldman Sachs	Dow Jones CDX NA
	High Voilatility Series 8 Index	8,000,000	Pay	0.75	6/20/2012	$ 285,498	197,686
Goldman Sachs	Dow Jones CDX NA
	High Yield Series 8 Index	2,650,000	Receive	2.75	6/20/2012	206,063	(76,561)
Goldman Sachs	Dow Jones CDX NA
	Investment Grade Series 8 Index	2,500,000	Receive	0.35	6/20/2012	(36,131)	(15,943)
Merrill Lynch	Dow Jones CDX NA
	High Yield Series 9 Index	4,000,000	Pay	3.75	12/20/2012	170,000	2,335
Goldman Sachs	Expedia, Inc.
	7.46%, 8/15/08	400,000	Pay	1.68	9/20/2012	–	3,208
Goldman Sachs	Gap, Inc.
	8.80%, 12/15/08	500,000	Pay	0.96	6/20/2012	–	(3,357)
Goldman Sachs	Host Hotels and Resorts, L.P.
	7.13%, 11/1/13	500,000	Receive	2.40	9/20/2012	–	(3,219)
Goldman Sachs	Jetblue Airways Corp.
	3.75%, 3/15/35	2,640,000	Pay	6.75	12/20/2012	–	54,817
Goldman Sachs	Lehman Brothers Holdings, Inc.
	6.63%, 1/18/12	2,400,000	Pay	1.36	9/20/2012	–	(15,536)
Goldman Sachs	Nortel Networks Corp.
	4.25%, 9/1/28	3,000,000	Receive	4.60	12/20/2012	–	(41,753)
Goldman Sachs	Nabors Industries, Inc.
	0.00%, 2/5/21	1,000,000	Pay	0.47	9/20/2012	–	1,742
Goldman Sachs	RadioShack Corporation
	7.38, 5/15/11	2,400,000	Pay	1.67	9/20/2012	–	30,944
Goldman Sachs	Saks, Inc.
	2.00%, 3/15/24	500,000	Receive	2.35	9/20/2012	–	(42,420)
Goldman Sachs	Saks, Inc.
	9.88%, 10/1/11	800,000	Receive	2.05	6/20/2012	–	(70,084)
Goldman Sachs	Starwood Hotels & Resorts Worldwide, Inc.
	7.875%, 5/1/12	4,500,000	Pay	0.96	12/20/2012	–	63,869
Goldman Sachs	Vornado Realty L.P
	4.75%, 12/1/10	4,500,000	Pay	1.25	12/20/2012	–	104,969
Total Credit Default Swaps						625,430	251,037

Total Return Swaps
			Payments	Payments			Unrealized
			Made	Received	Expiration	Premium	Appreciation/
Counterparty	Reference Entity	Notional Amount	by Fund	by Fund	Date	Paid	(Depreciation)
Merrill Lynch	Affiliated Managers Group Inc.	915,390	Total return on AMG	3 Month Libor - 25bps	10/20/2012	-	113,438
Total Return Swaps						-	113,438

Total Swap Contracts						$625,430	$(532,565)

Lotsoff Capital Management Investment Trust
Notes to Schedule of Investments
December 31, 2007

1. Organization

Lotsoff Capital Management Investment Trust (the “Trust”) was organized on August 29, 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Trust consists of the Micro Cap Fund and the Active Income Fund (collectively, the “Funds”).

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.  The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses.  Actual results may differ from those estimates.

(a) Investment Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation.  Securities traded on the Nasdaq National Market or the Nasdaq SmallCap Market (collectively, “Nasdaq-traded securities”) are valued at the Nasdaq Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the current bid and ask prices from the exchange the security is primarily traded on.  Long-term fixed income securities are valued at market prices using pricing information provided by an independent pricing service.  Short-term investments are stated at amortized cost, which approximates fair value.  Securities for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

(b) Swap Contracts – The Active Income Fund may engage in various swap transactions, including forward rate agreements, interest rate, currency, fixed income, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. In addition to the swap contracts described above, the Active Income Fund may also engage in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy).  Under the terms of the contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount.  In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract.  The Active Income Fund may enter into credit default swaps in which the Active Income Fund or their counterparties act as guarantors.  The Active Income Fund may enter into credit default swaps in which the Active Income Fund acts as guarantor, and may enter into credit default swaps in which the counterparty acts as guarantor. Premiums paid to or by the Active Income Fund are accrued daily and included in realized gain (loss) on swaps.  The contracts are marked-to-market daily based on an independent pricing service and changes in value are recorded as unrealized appreciation/(depreciation).  Unrealized gains are reported as an asset and unrealized losses are reported as a liability.  The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts.  The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the statement of assets and liabilities.  The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments.  Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts.

As of December 31, 2007, the Active Income Fund had outstanding swap agreements as listed on the Schedule of Investments.

(c) Securities Lending - The Micro Cap Fund may engage in securities lending.  The loans are secured by collateral in an amount equal to at least 102% of the market value of the loaned securities.  During the term of the loan, the Micro Cap Fund will continue to receive any interest, dividends or amounts on the loaned securities while receiving interest on the investment of the cash collateral.  Securities lending income is disclosed as such in the Statements of Operations in the Annual and Semi-Annual Reports.  The collateral for the securities on loan is recognized in the Statements of Assets and Liabilities in the Annual and Semi-Annual Reports.  The cash collateral is maintained on the Micro Cap Fund's behalf by the lending agent and is invested in short-term securities.  Loans are subject to termination at the option of the borrower of the security.  Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities.  The Micro Cap Fund may pay reasonable administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Micro Cap Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

As of December 31, 2007, the market value of securities loaned by the Micro Cap Fund was $68,154,318 and the value on related collateral due to broker by the Micro Cap Fund was $72,521,667.

(d)  Other - The Trust records security transactions based on trade date.
Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

3.  Federal Tax Information

At December 31, 2007, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

	Micro Cap Fund	Active Income Fund
Cost of Investments	$317,101,941	$239,346,308

Gross Unrealized Appreciation	$18,474,207	$–
Gross Unrealized Depreciation	(50,554,750)	–

Net Unrealized Appreciation (Depreciation) on Investments	$(32,080,543)	$–

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2.  Controls and Procedures

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") (17 CFR 270.30a-3(c))) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lotsoff Capital Management Investment Trust

By:      /s/ Seymour N. Lotsoff
Seymour N. Lotsoff
President

Date:   February 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Seymour N. Lotsoff
Seymour N. Lotsoff
President

Date:   February 26, 2008

By:      /s/ Margaret M. Baer
Margaret M. Baer
Secretary and Treasurer

Date:   February 26, 2008